CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Sep. 30, 2021
CURRENT ASSETS
Cash	$ 840,861	$ 1,903,867
Short-term investments		1,703,314
Accounts receivable, net	6,784,307	6,152,807
Inventories, net	1,722,120	1,596,492
Advance to suppliers, net	4,091,990	4,094,312
Acquisition deposit	1,000,000	1,000,000
Prepaid expenses and other current assets	277,509	98,960
TOTAL CURRENT ASSETS	14,716,787	16,549,752
Property, plant and equipment, net	21,624,437	19,228,642
Intangible assets, net	366,167	411,056
Right-of-use lease assets, net	546,690	201,007
Deferred tax assets, net	2,768	22,342
TOTAL ASSETS	37,256,849	36,412,799
CURRENT LIABILITIES
Short-term loans	2,424,587	41,381
Current portion of long-term loans	2,135,979	448,005
Accounts payable	214,585	380,385
Due to related parties	72,836	245,104
Taxes payable	1,239,708	5,052,018
Deferred revenue	188,745	1,096,101
Accrued expenses and other current liabilities	114,431	41,711
Finance lease liabilities, current	26,285	161,286
Operating lease liability, current	230,182	62,871
TOTAL CURRENT LIABILITIES	6,647,338	7,528,862
Long-term loans	189,813	2,173,532
Finance lease liabilities, noncurrent		28,953
Operating lease liability, noncurrent	327,202	146,703
TOTAL LIABILITIES	7,164,353	9,878,050
COMMITMENTS AND CONTINGENCIES
EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 8,396,226 and 8,330,000 shares issued and outstanding as of September 30, 2022 and 2021, respectively	840	833
Additional paid in capital	15,711,450	15,540,433
Statutory reserve	1,804,116	1,050,721
Retained earnings	14,676,769	9,192,676
Accumulated other comprehensive income	(2,631,171)	222,221
TOTAL BON NATURAL LIFE LIMITED SHAREHOLDERS’ EQUITY	29,562,004	26,006,884
Non-controlling interest	530,492	527,865
TOTAL SHAREHOLDERS’ EQUITY	30,092,496	26,534,749
TOTAL LIABILITIES AND EQUITY	$ 37,256,849	$ 36,412,799